Common and Preferred Stock - Common stock (Details) - $ / shares	Dec. 31, 2018	Jul. 30, 2018	Dec. 31, 2017
Common stock - Class B- Non-voting
Common and Preferred Stock
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001